Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowing costs [abstract]
Summary of detailed information about borrowings
The changes and carrying amounts of Polestar Group's loans and borrowings as of December 31, 2025 and 2024 were as follows:

	Working capital loans from banks	Convertible instruments[1]	Club Loan[2]	Borrowing collateralized with tooling[3]	Market RCFs[4]	Total
Balance as of January 1, 2025	2,427,194	1,300,406	933,175	124,878	153,248	4,938,901
New borrowings	3,447,330	300,000	—	222,681	375,931	4,345,942
Payments	(2,704,901)	—	—	(23,497)	(389,040)	(3,117,438)
Transaction costs and amortization	1,220	(1,663)	3,993	—	(772)	2,778
Interest on loans	111	23,232	15,667	488	54	39,552
Effect of foreign currency exchange differences	79,632	—	46,005	9,146	15,387	150,170
Balance as of December 31, 2025	3,250,586	1,621,975	998,840	333,696	154,808	6,359,905
of which current	3,250,586	366,001	21,604	67,676	154,808	3,860,675
of which non-current	—	1,255,974	977,236	266,020	—	2,499,230

Balance as of January 1, 2024	1,923,755	1,250,000	—	131,737	147,787	3,453,279
New borrowings	3,074,640	4,876	950,632	6,412	336,622	4,373,182
Payments	(2,560,208)	—	—	(7,178)	(322,513)	(2,889,899)
Transaction costs and amortization	—	—	(9,072)	—	—	(9,072)
Debt modification	—	2,761	—	(2,478)	—	283
Interest on loans	12,431	42,769	5,937	—	642	61,779
Effect of foreign currency exchange differences	(23,424)	—	(14,322)	(3,615)	(9,290)	(50,651)
Balance as of December 31, 2024	2,427,194	1,300,406	933,175	124,878	153,248	4,938,901
of which current	2,427,194	42,769	5,940	28,688	153,248	2,657,839
of which non-current	—	1,257,637	927,235	96,190	—	2,281,062
1 - Borrowing with related parties, previously referred to "Credit facilities".
2 - The Club Loan was previously referred to as "Syndicated loans from banks".
3 - Borrowing with related parties, previously named as "PS3 tooling".
4 - The Market Revolving Credit Facilities ("Market RCFs") were previously referred to as "Floorplan" and "Sale-leaseback facilities".
The terms and conditions of current working capital loans outstanding as of December 31, 2025 are as follows:

Working capital loan	Currency	Term	Interest rate	Nominal amount in respective currency	Principal carrying value in TUSD[8]
Secured bank loan[1]	USD	Sep, 2024-2026	SOFR[5]+1.00%	100,000	100,000
Secured bank loan[1]	USD	Dec, 2024-2026	SOFR[5]+1.00%	125,000	125,000
Secured bank loan[1]	USD	Feb, 2025 - Jan, 2026	SOFR[7]+1.00%	50,000	50,000
Secured bank loan[1]	USD	Mar, 2025 - Jan, 2026	SOFR[7]+1.70%	300,000	300,000
Secured bank loan[1]	USD	Mar, 2025 - Jan, 2026	SOFR[7]+1.70%	100,000	100,000
Secured bank loan[1]	USD	Jun, 2025 - Jan, 2026	SOFR[7]+1.70%	50,000	50,000
Secured bank loan[1]	USD	Jun, 2025 - Jan, 2026	SOFR[7]+1.00%	50,000	50,000
Unsecured bank loan[2]	CNY	Mar, 2025-2026	4.00% p.a.	255,000	36,485
Unsecured bank loan[2]	CNY	Jun, 2025-2026	3.85% p.a.	5,000	715
Unsecured bank loan[2]	CNY	Jun, 2025-2026	3.85% p.a.	156,000	22,320
Unsecured bank loan[2]	CNY	Jun, 2025-2026	3.85% p.a.	170,000	24,323
Unsecured bank loan[2]	CNY	Sep, 2025-2026	3.85% p.a.	55,000	7,869
Unsecured bank loan[2]	CNY	Sep, 2025-2026	3.85% p.a.	7,700	1,098
Unsecured bank loan[2]	CNY	Sep, 2025 - Mar, 2026	3.85% p.a.	37,300	5,341
Unsecured bank loan[2]	CNY	Mar, 2025-2026	3.65% p.a.	800,000	114,463
Secured bank loan[1]	CNY	Aug, 2025-2026	2.40% p.a.	1,100,000	157,387
Unsecured bank loan[2]	CNY	Dec, 2025-2026	4.50% p.a.	2,000,000	286,158
Secured bank loan[1]	CNY	Dec, 2025-2026	4.50% p.a.	1,000,000	143,079
Secured bank loan[1]	USD	Mar, 2025-2026	5.45% p.a.	210,000	210,000
Unsecured bank loan[2]	USD	Jun, 2025-2026	7.30% p.a.	300,000	300,000
Secured bank loan[1]	CNY	Aug, 2025-2026	2.40% p.a.	976,000	139,645
Secured bank loan[1]	USD	Sep, 2025-2026	3.82% p.a.	320,000	320,000
Unsecured bank loan[2]	USD	Sep, 2025-2026	3.82% p.a.	82,000	82,000
Unsecured bank loan[2]	USD	Dec, 2025-2026	3.68% p.a.	118,000	118,000
Secured bank loan[4]	EUR	Mar, 2025-2026	EURIBOR[6]+2.50%	150,000	175,950
Secured bank loan[1]	USD	Sep, 2025 - Mar, 2026	SOFR[8]+1.00%	150,000	150,000
Secured bank loan[1]	USD	Sep, 2025 - Mar, 2026	SOFR[8]+1.00%	150,000	150,000
Secured bank loan[1]	EUR	Oct, 2025 - Jan, 2026	EURIBOR[6]+2.30%	3,500	4,090
Secured bank loan[1]	EUR	Oct, 2025 - Jan, 2026	EURIBOR[6]+2.30%	12,200	14,121
Total					3,238,044
1 - Secured by Geely.
2 - Letter of comfort from Geely.
3 - 3-month Euro Interbank Offered Rate ("EURIBOR").
4 - Letter of keep well from Geely.
5 - 12-month Term Secured Overnight Financing Rate ("SOFR").
6 - 1-month Term Secured Overnight Financing Rate ("SOFR").
7 - 6-month Term Secured Overnight Financing Rate ("SOFR").
8 - Excludes interest on loans.
The terms and conditions of current working capital loans outstanding as of December 31, 2024 were as follows:

Working capital loan	Currency	Term	Interest rate	Nominal amount in respective currency	Principal carrying value in TUSD[8]
Unsecured[6]	CNY	Mar, 2024-2025	LPR[3]+1.05%	177,000	24,249
Unsecured[6]	CNY	Apr, 2024-2025	LPR[3]+0.35%	473,000	64,802
Unsecured[6]	CNY	May, 2024-2025	LPR[3]+0.35%	88,000	12,056
Unsecured[6]	CNY	Jun, 2024-2025	LPR[3]+0.85%	231,000	31,647
Unsecured[6]	USD	Aug, 2024-2025	7.8% p.a.	196,000	196,000
Secured[1]	USD	Aug, 2024-2025	SOFR[5]+0.55%	320,000	320,000
Unsecured[6]	USD	Aug, 2024-2025	SOFR[5]+0.55%	82,000	82,000
Secured[1]	USD	Aug, 2024-2025	SOFR[5]+1.15%	100,000	100,000
Secured[1]	USD	Sep, 2024-Mar, 2025	6.9% p.a.	100,000	100,000
Unsecured[6]	USD	Sep, 2024-Jun, 2025	7.8% p.a.	104,000	104,000
Unsecured[6]	CNY	Sep, 2024-2025	LPR[3]+0.45%	39,000	5,343
Secured[1]	USD	Sep, 2024-2025	SOFR[5]+1.15%	100,000	100,000
Secured[1]	USD	Sep, 2024-2025	SOFR[5]+1.10%	100,000	100,000
Secured[2]	EUR	Oct, 2024-Feb, 2025	EURIBOR[4]+2.3%	361,886	375,548
Secured[1]	USD	Dec, 2024-Jan, 2025	SOFR[7]+1.00%	25,000	25,000
Secured[1]	USD	Dec, 2024-Jan, 2025	SOFR[7]+1.00%	50,000	50,000
Secured[1]	USD	Dec, 2024-Jan, 2025	SOFR[7]+1.00%	50,000	50,000
Secured[1]	USD	Dec, 2024-Jan, 2025	SOFR[7]+1.00%	25,000	25,000
Unsecured[6]	USD	Dec, 2024-2025	SOFR[5]+0.30%	41,650	41,650
Unsecured[6]	USD	Dec, 2024-2025	SOFR[5]+0.30%	58,350	58,350
Unsecured[6]	USD	Dec, 2024-2025	SOFR[5]+0.30%	11,200	11,200
Unsecured[6]	CNY	Dec, 2024-2025	LPR[3]+1.40%	2,000,000	274,000
Secured[1]	CNY	Dec, 2024-2025	LPR[3]+1.40%	1,000,000	137,000
Unsecured[6]	CNY	Dec, 2024-2025	LPR[3]+0.90%	14,000	1,918
Secured[1]	USD	Dec, 2024-2025	SOFR[5]+1.10%	125,000	125,000
Total					2,414,763
1 - Secured by Geely.
2 - Vehicle inventory purchased via this facility was pledged as security until repayment.
3 - 12-month People's Bank of China Loan Prime Rate ("LPR").
4 - 3-month Euro Interbank Offered Rate ("EURIBOR").
5 - 12-month Term Secured Overnight Financing Rate ("SOFR").
6 - Letter of comfort from Geely.
7 - 1-month Term Secured Overnight Financing Rate ("SOFR").
8 - Excludes interest on loans.
Subsequently, the credit facility agreement was amended. Below are the amendments to the credit facility, leading the Group to recalculate the carrying amount of the liability as the present value of the modified contractual cash flows and to recognize modification losses within finance expense during the years ended December 31, 2024 and 2023.

Amendment	Date	Modification loss
(i) Increase the overall credit capacity to $1,000,000 (ii) Termination date extended to June 30, 2027	November 8, 2023	(7,553)
Termination date extended to December 29, 2028	August 21, 2024	(2,761)
The Group has the following non-current syndicated loans from banks (the Club Loan) outstanding as of December 31, 2025:

				As of December 31, 2025		As of December 31, 2024
Club loan	Currency	Term	Interest rate	Nominal amount in respective currency	Principal carrying value in TUSD[3]	Nominal amount in respective currency	Principal carrying value in TUSD[3]
Unsecured syndicated bank loan	USD	Feb, 2024- 2027	SOFR[1]+3.35%	583,500	580,208	583,500	577,785
Unsecured syndicated bank loan	EUR	Feb, 2024- 2027	EURIBOR[2]+ 2.85%	340,000	397,028	340,000	349,450
Total					977,236		927,235
1 - 6-month Term SOFR.
2 - 6-month EURIBOR.
3 - Excludes interest on loans.